Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
General and administrative expenses	$ 9,399	$ 10,722	$ 18,194
Contribution from parent		20,000	20,000
Affiliates [Member] | Office Space Leases [Member]
Related Party Transaction [Line Items]
Rent expense	29	26	26
Allianz Life
Related Party Transaction [Line Items]
Service fee	6,454	6,799	7,735
Accrued service fee	939	511
Contribution from parent		20,000	20,000
Related Party Transactions
Related Party Transaction [Line Items]
General and administrative expenses	1,109	957	736
Payable to affiliates	192	174
Affiliated companies
Related Party Transaction [Line Items]
Service fee	199	184	181
Accrued service fee	$ 15	$ 15